Summary of related party balances (Details) $ in Thousands	12 Months Ended
Sep. 30, 2024 CAD ($)
Related Party Transaction [Line Items]
Balance amount of related parties/shareholders	$ 109
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Total due from related parties/shareholders	374
Balance due to shareholders related to acquisitions	(264)
Shareholders Related to Acquisitions [Member]
Related Party Transaction [Line Items]
Total due from related parties/shareholders	124
Balance due to shareholders related to acquisitions	(125)
Shareholder [Member]
Related Party Transaction [Line Items]
Total due from related parties/shareholders	$ 498